Equity Investments	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Investments

10. Equity Investments

The carrying value of our equity investments in domestic and foreign companies was $746.6 million at December 31, 2015 ($872.5 million at December 31, 2014), and is recorded in other assets in the consolidated balance sheets.

DUFERDOFIN NUCOR

Nucor owns a 50% economic and voting interest in Duferdofin Nucor S.r.l. (Duferdofin Nucor), an Italian steel manufacturer, and accounts for the investment (on a one-month lag basis) under the equity method, as control and risk of loss are shared equally between the members.

Nucor’s investment in Duferdofin Nucor at December 31, 2015, was $258.2 million ($412.9 million at December 31, 2014). Nucor’s 50% share of the total net assets of Duferdofin Nucor was $93.0 million at December 31, 2015, resulting in a basis difference of $165.2 million due to the step-up to fair value of certain assets and liabilities attributable to Duferdofin Nucor as well as the identification of goodwill ($84.1 million) and finite-lived intangible assets. This basis difference, excluding the portion attributable to goodwill, is being amortized based on the remaining estimated useful lives of the various underlying net assets, as appropriate. Amortization expense associated with the fair value step-up was $8.8 million in 2015 ($10.5 million in 2014 and $11.2 million in 2013).

As of December 31, 2015, Nucor had outstanding notes receivable of €35.0 million ($38.2 million) from Duferdofin Nucor (€35.0 million, or $42.5 million, as of December 31, 2014). The notes receivable bear interest at 1.14% and will reset annually on September 30 to the twelve-month Euro Interbank Offered Rate (Euribor) plus 1% per year. The principal amounts are due on January 31, 2019. As of December 31, 2015, and December 31, 2014, the note receivable was classified in other assets in the consolidated balance sheets.

Nucor has issued a guarantee, the fair value of which is immaterial, for its ownership percentage (50%) of Duferdofin Nucor’s borrowings under Facility A of a Structured Trade Finance Facilities Agreement. The maximum amount Duferdofin Nucor could borrow under Facility A was €122.5 million ($133.6 million) at December 31, 2015. As of December 31, 2015, there was €119.0 million ($129.8 million) outstanding under that facility (€107.0 million, or $129.9 million, at December 31, 2014). Facility A was recently amended to extend the maturity date to October 12, 2018. Nucor previously had also issued a guarantee for its ownership percentage (50%) of Duferdofin Nucor’s borrowing under the Standby Medium Long Term Loan Credit Facility. During the fourth quarter of 2015, Nucor and its joint-venture partner provided capital contributions to Duferdofin Nucor that were used to pay the outstanding balance of the Standby Medium Long Term Loan Credit Facility, which was terminated. Duferdofin Nucor had the maximum borrowing amount outstanding under the facility of €60.0 million ($72.8 million) at December 31, 2014. The fair value of the guarantee related to the Standby Medium Long Term Loan Credit Facility was immaterial at December 31, 2014. If Duferdofin Nucor fails to pay when due any amounts for which it is obligated under Facility A, Nucor could be required to pay 50% of such amounts pursuant to and in accordance with the terms of its guarantee. Any indebtedness of Duferdofin Nucor to Nucor is effectively subordinated to the indebtedness of Duferdofin Nucor under Facility A. Nucor has not recorded any liability associated with this guarantee.

NUMIT

Nucor has a 50% economic and voting interest in NuMit LLC (NuMit). NuMit owns 100% of the equity interest in Steel Technologies LLC, an operator of 25 sheet processing facilities located throughout the United States, Canada and Mexico. Nucor accounts for the investment in NuMit (on a one-month lag basis) under the equity method, as control and risk of loss are shared equally between the members. Nucor’s investment in NuMit at December 31, 2015, was $314.5 million ($301.5 million as of December 31, 2014). Nucor received distributions of $13.1 million, $52.7 million, and $6.7 million from NuMit during 2015, 2014, and 2013, respectively.

HUNTER RIDGE

Nucor has a 50% economic and voting interest in Hunter Ridge Energy Services LLC (Hunter Ridge). Hunter Ridge provides services for the gathering, separation and compression of energy products including natural gas produced by Nucor’s working interest drilling programs. Nucor accounts for the investment (on a one-month lag basis) under the equity method, as control and risk of loss are shared equally between the members. Nucor’s investment in Hunter Ridge at December 31, 2015, was $135.9 million ($138.6 million at December 31, 2014).

Recent declines in natural gas pricing have led to reduced natural gas drilling activity. Sustained or further reductions in natural gas production activity could lead to reduced utilization of the Hunter Ridge assets. We will continue to monitor for potential triggering events that could affect the carrying value of our investment in Hunter Ridge as a result of future market conditions and any changes in business strategy.

ALL EQUITY INVESTMENTS

Nucor reviews its equity investments for impairment if and when circumstances indicate that a decline in value below their carrying amounts may have occurred. In the fourth quarter of 2015, Nucor assessed its equity investment in Duferdofin Nucor for impairment due to the protracted challenging steel market conditions caused by excess global overcapacity, which increased in 2015, and the difficult economic environment in Europe. Our assessment was negatively impacted by unfavorable operating performance and deterioration in financial projections due to the increased global oversupply in 2015. After completing its assessment, Nucor determined that the carrying amount exceeded its estimated fair value. The impairment condition was considered to be other than temporary and therefore the Company recorded a $153.0 million impairment charge against the Company’s investment in Duferdofin Nucor in the fourth quarter of 2015. This charge is included in impairments and losses on assets in the consolidated statements of earnings. The assumptions that most significantly affect the fair value determination include projected revenues, metal margins and the discount rate. The Company-specific inputs for measuring fair value are considered “Level 3” or unobservable inputs that are not corroborated by market data under applicable fair value authoritative guidance, as quoted market prices are not available. Steel market conditions in Europe have continued to be challenging through the fourth quarter of 2015, and, therefore, it is reasonably possible that material deviation of future performance from the estimates used in our most recent valuation could result in further impairment of our investment in Duferdofin Nucor. We will continue to monitor for potential triggering events that could affect the carrying value of our investment in Duferdofin Nucor as a result of future market conditions and any changes in business strategy.

It is possible that the future performance of Duferdofin Nucor could affect the recorded value of the note receivable the Company has with Duferdofin Nucor and any potential liability associated with the Company’s guarantees of the indebtedness of Duferdofin Nucor as discussed above.